UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532
(Address of principal executive offices)             (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: Renee M. Hardt Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December  31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Reports for the period 01/01/24 through 12/31/2024 is filed herewith.

Oberweis Micro-Cap Fund Investor Class | Ticker: OBMCX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$164	1.47%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell Microcap Growth Index. Micro-cap growth stocks delivered significant gains in 2024.

•   At sector level, portfolio benefited from favorable stock selection in healthcare, industrials, and consumer discretionary while technology, energy, and consumer staples detracted from performance.

•   At the stock level, ADMA Biologics (ADMA), Primoris Services (PRIM), and American Superconductor (AMSC) were among the top contributors to performance. Aehr Test Systems (AEHR), Navitas Semiconductor (NVTS), and Alphatec (ATEC) were among the top detractors to performance.

Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	22.87	21.07	16.78
Russell Microcap Growth Index	21.91	5.72	5.30
S&P 500 Index	25.02	14.53	13.10

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover	Total Advisory Fees Paid
$657,813,562	86	51%	$5,309,929

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	97.3
Other Assets less Liabilities	2.7

Top Ten Holdings (% of Net Assets)
ADMA Biologics, Inc.	5.3
Ultra Clean Hldgs., Inc.	3.4
Primoris Services Corp.	2.8
Applied Optoelectronics, Inc.	2.8
Camtek Ltd.	2.5
American Superconductor Corp.	2.4
IMAX Corp.	2.3
Blue Bird Corp.	2.1
Rush Street Interactive, Inc.	2.1
Cellebrite DI Ltd.	2.0

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	14.4
Biotechnology	11.5
Software	8.8
Construction & Engineering	6.3
Hotels, Restaurants & Leisure	5.5
Healthcare Equipment & Supplies	5.0
Commercial Services & Supplies	3.3
Machinery	3.3
Pharmaceuticals	3.0
Electrical Equipment	2.9

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Micro-Cap Fund who sell their shares within 90 days of purchase.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Micro-Cap Fund Institutional Class | Ticker: OMCIX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$136	1.22%

How did the Fund perform last year and what affected its performance?

•     For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell Microcap Growth Index. Micro-cap growth stocks delivered significant gains in 2024.

•     At sector level, portfolio benefited from favorable stock selection in healthcare, industrials, and consumer discretionary while technology, energy, and consumer staples detracted from performance.

•     At the stock level, ADMA Biologics (ADMA), Primoris Services (PRIM), and American Superconductor (AMSC) were among the top contributors to performance. Aehr Test Systems (AEHR), Navitas Semiconductor (NVTS), and Alphatec (ATEC) were among the top detractors to performance.

Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OMCIX	23.16	21.39	16.88
Russell Microcap Growth Index	21.91	5.72	6.07
S&P 500 Index	25.02	14.53	14.45

1       Since the inception of OMCIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$657,813,562	86	51%	$5,309,929

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	97.3
Other Assets less Liabilities	2.7

Top Ten Holdings (% of Net Assets)
ADMA Biologics, Inc.	5.3
Ultra Clean Hldgs., Inc.	3.4
Primoris Services Corp.	2.8
Applied Optoelectronics, Inc.	2.8
Camtek Ltd.	2.5
American Superconductor Corp.	2.4
IMAX Corp.	2.3
Blue Bird Corp.	2.1
Rush Street Interactive, Inc.	2.1
Cellebrite DI Ltd.	2.0

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	14.4
Biotechnology	11.5
Software	8.8
Construction & Engineering	6.3
Hotels, Restaurants & Leisure	5.5
Healthcare Equipment & Supplies	5.0
Commercial Services & Supplies	3.3
Machinery	3.3
Pharmaceuticals	3.0
Electrical Equipment	2.9

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Micro-Cap Fund who sell their shares within 90 days of purchase.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Small-Cap Opportunities Fund Investor Class | Ticker: OBSOX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Investor Class	$135	1.25%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell 2000 Growth Index. Small-cap growth stocks delivered significant gains in 2024.

•   At sector level, portfolio benefitted from favorable stock selection in industrials, consumer discretionary, and healthcare while energy, technology, and financials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Super Micro Computer (SMCI), and Zeta Global (ZETA) were among the top contributors to performance. Aehr Test Systems (AEHR), Tidewater (TDW), and Axcelis Technologies (ACLS) were among the top detractors.

Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	16.14	17.84	14.09
Russell 2000 Growth Index	15.15	6.86	8.09
S&P 500 Index	25.02	14.53	13.10

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,408,597,037	86	61%	$8,365,292

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	98.4
Other Assets less Liabilities	1.6

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	3.2
SkyWest, Inc.	2.2
Doximity, Inc.	2.2
Encompass Health Corp.	2.2
Zeta Global Hldgs. Corp.	2.1
Frontdoor, Inc.	1.8
Flowserve Corp.	1.7
Genpact Ltd.	1.6
ICU Medical, Inc.	1.6

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.1
Software	10.9
Healthcare Equipment & Supplies	7.8
Diversified Consumer Services	6.8
Healthcare Providers & Services	5.7
Household Durables	4.5
Machinery	4.0
Professional Services	4.0
Electronic Equipment, Instruments & Components	3.7
Biotechnology	3.5

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Small-Cap Opportunities Fund who sell their shares within 90 days of purchase.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Small-Cap Opportunities Fund Institutional Class | Ticker: OBSIX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Small-Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small-Cap Opportunities Fund - Institutional Class	$108	1.00%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the Russell 2000 Growth Index. Small-cap growth stocks delivered significant gains in 2024.

•   At sector level, portfolio benefitted from favorable stock selection in industrials, consumer discretionary, and healthcare while energy, technology, and financials detracted from performance.

•   At the stock level, Credo Technology (CRDO), Super Micro Computer (SMCI), and Zeta Global (ZETA) were among the top contributors to performance. Aehr Test Systems (AEHR), Tidewater (TDW), and Axcelis Technologies (ACLS) were among the top detractors.

Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBSIX	16.40	18.12	15.36
Russell 2000 Growth Index	15.15	6.86	8.34
S&P 500 Index	25.02	14.53	14.45

1       Since the inception of OBSIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,408,597,037	86	61%	$8,365,292

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	98.4
Other Assets less Liabilities	1.6

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	4.2
SharkNinja, Inc.	3.2
SkyWest, Inc.	2.2
Doximity, Inc.	2.2
Encompass Health Corp.	2.2
Zeta Global Hldgs. Corp.	2.1
Frontdoor, Inc.	1.8
Flowserve Corp.	1.7
Genpact Ltd.	1.6
ICU Medical, Inc.	1.6

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.1
Software	10.9
Healthcare Equipment & Supplies	7.8
Diversified Consumer Services	6.8
Healthcare Providers & Services	5.7
Household Durables	4.5
Machinery	4.0
Professional Services	4.0
Electronic Equipment, Instruments & Components	3.7
Biotechnology	3.5

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Small-Cap Opportunities Fund who sell their shares within 90 days of purchase.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Global Opportunities Fund Investor Class | Ticker: OBEGX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$156	1.48%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI AWCI Small-Cap Index. Global small-cap equities gained broadly in 2024, with the U.S. outperforming most other countries.

•   At the country level, stock selection in Japan, Switzerland, and the United Kingdom added to portfolio return, while Canada, the United States, and Israel detracted from portfolio return.

•   At the sector level, consumer discretionary, industrials, and materials added to return, while healthcare, financials, and communication services detracted.

•   At the stock level Credo Technology (CRDO US), Asics (7936 JP), and Zeta Global (ZETA US) were among the top contributors to performance; Alphatec (ATEC US), Axcelis Technologies (ACLS US), and ACM Research (ACMR US) were among the top detractors.

Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$21,880
$20,159
$16,598
OBEGX
MSCI ACWI Small-Cap
MSCI EAFE Index

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	10.72	10.16	8.14
MSCI ACWI Small-Cap Index	7.66	6.68	7.26
MSCI EAFE Index	3.82	4.73	5.20

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$57,355,302	50	103%	$466,662

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	6.0
ADMA Biologics, Inc.	4.4
Veracyte, Inc.	3.5
Ashtead Technology Hldgs. PLC	3.3
Zeta Global Hldgs. Corp.	3.2
Marks & Spencer Group PLC	3.2
SharkNinja, Inc.	3.2
Asics Corp.	3.1
Parsons Corp.	3.0
Accelleron Industries AG	2.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.2
Biotechnology	10.1
Healthcare Equipment & Supplies	7.8
Software	7.4
Electrical Equipment	6.3
Aerospace & Defense	4.6
Energy Equipment & Services	4.5
Professional Services	3.9
Trading Co. & Distribution	3.3
Pharmaceuticals	3.2

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Global Opportunities Fund who sell their shares within 90 days of purchase.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Global Opportunities Fund Institutional Class | Ticker: OBGIX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$130	1.23%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI AWCI Small-Cap Index. Global small-cap equities gained broadly in 2024, with the U.S. outperforming most other countries.

•   At the country level, stock selection in Japan, Switzerland, and the United Kingdom added to portfolio return, while Canada, the United States, and Israel detracted from portfolio return.

•   At the sector level, consumer discretionary, industrials, and materials added to return, while healthcare, financials, and communication services detracted.

•   At the stock level Credo Technology (CRDO US), Asics (7936 JP), and Zeta Global (ZETA US) were among the top contributors to performance; Alphatec (ATEC US), Axcelis Technologies (ACLS US), and ACM Research (ACMR US) were among the top detractors.

Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OBGIX	11.01	10.44	8.08
MSCI ACWI Small-Cap Index	7.66	6.68	7.07
MSCI EAFE Index	3.82	4.73	5.49

1       Since the inception of OBGIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$57,355,302	50	103%	$466,662

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	97.0
Other Assets less Liabilities	3.0

Top Ten Holdings (% of Net Assets)
Credo Technology Group Hldg. Ltd.	6.0
ADMA Biologics, Inc.	4.4
Veracyte, Inc.	3.5
Ashtead Technology Hldgs. PLC	3.3
Zeta Global Hldgs. Corp.	3.2
Marks & Spencer Group PLC	3.2
SharkNinja, Inc.	3.2
Asics Corp.	3.1
Parsons Corp.	3.0
Accelleron Industries AG	2.8

Top Ten Industries (% of Net Assets)
Semiconductors & Semiconductor Equipment	12.2
Biotechnology	10.1
Healthcare Equipment & Supplies	7.8
Software	7.4
Electrical Equipment	6.3
Aerospace & Defense	4.6
Energy Equipment & Services	4.5
Professional Services	3.9
Trading Co. & Distribution	3.3
Pharmaceuticals	3.2

How has the Fund changed?

Effective February 14, 2024, the Board of Trustees of the Trust has determined to discontinue the deduction of a 1.00% redemption fee (the “Redemption Fee”) for shareholders of the Oberweis Global Opportunities Fund who sell their shares within 90 days of purchase.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis China Opportunities Fund Investor Class | Ticker: OBCHX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$224	2.16%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, Chinese equities broadly appreciated. The Fund underperformed its benchmarked index, the MSCI China Net Index. In 2024, significant shifts in Chinese policy were a headwind to the fund’s strategy, which focuses on company-specific fundamental analysis and earnings growth.

•   At the sector level, consumer discretionary, industrials, and healthcare contributed to performance while technology, financials, and communication services were top detractors.

•   At the stock level, Taiwan Semiconductor Manufacturing Co. (TSM US), Pop Mart International (9992 HK), and Meituan (3690 HK) were among the top contributors to performance; Pinduoduo (PDD US), Li Auto (LI US), and China Resources Mixc Lifestyle Services (1209 HK) were among the top detractors.

Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	7.29	(1.65)	2.48
MSCI China Net Index	19.42	(3.44)	1.88

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$36,838,834	50	155%	$496,928

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	100.8
Short-Term Investments	0.1
Other Liabilities less Assets	(0.9)

Top Ten Holdings (% of Net Assets)
Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	6.6
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	5.6
Pop Mart International Group Ltd.	5.3
Xiaomi Corp.	4.8
Trip.com Group Ltd.	4.7
Meituan	4.5
China Construction Bank Corp.	3.6
GDS Hldgs. Ltd.	3.6
PDD Hldgs. ADS	3.2

Top Ten Industries (% of Net Assets)
Broadline Retail	12.3
Hotels, Restaurants & Leisure	11.1
Interactive Media & Services	8.0
Technology Hardware, Storage & Peripherals	6.6
Semiconductors & Semiconductor Equipment	6.2
Capital Markets	6.0
Insurance	5.6
Specialty Retail	5.3
Information Technology Services	4.7
Electrical Equipment	4.0

How has the Fund changed?

The Oberweis China Opportunties Fund’s advisory management fee was reduced to 1.00% effective October 1, 2024.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis China Opportunities Fund Institutional Class | Ticker: OCHIX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

This report describes changes to the Fund that occurred during the reporting period.
What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Institutional Class	$199	1.92%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, Chinese equities broadly appreciated. The Fund underperformed its benchmarked index, the MSCI China Net Index. In 2024, significant shifts in Chinese policy were a headwind to the fund’s strategy, which focuses on company-specific fundamental analysis and earnings growth.

•   At the sector level, consumer discretionary, industrials, and healthcare contributed to performance while technology, financials, and communication services were top detractors.

•   At the stock level, Taiwan Semiconductor Manufacturing Co. (TSM US), Pop Mart International (9992 HK), and Meituan (3690 HK) were among the top contributors to performance; Pinduoduo (PDD US), Li Auto (LI US), and China Resources Mixc Lifestyle Services (1209 HK) were among the top detractors.

Performance of Hypothetical $10,000 Investment (May 1, 2017 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	Since Inception (%)[1]
OCHIX	7.61	(1.41)	3.01
MSCI China Net Index	19.42	(3.44)	1.46

1       Since the inception of OCHIX on May 1, 2017.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$36,838,834	50	155%	$496,928

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	100.8
Short-Term Investments	0.1
Other Liabilities less Assets	(0.9)

Top Ten Holdings (% of Net Assets)
Tencent Hldgs. Ltd.	8.0
Alibaba Group Hldg. Ltd.	6.6
Taiwan Semiconductor Manufacturing Co. Ltd. ADS	5.6
Pop Mart International Group Ltd.	5.3
Xiaomi Corp.	4.8
Trip.com Group Ltd.	4.7
Meituan	4.5
China Construction Bank Corp.	3.6
GDS Hldgs. Ltd.	3.6
PDD Hldgs. ADS	3.2

Top Ten Industries (% of Net Assets)
Broadline Retail	12.3
Hotels, Restaurants & Leisure	11.1
Interactive Media & Services	8.0
Technology Hardware, Storage & Peripherals	6.6
Semiconductors & Semiconductor Equipment	6.2
Capital Markets	6.0
Insurance	5.6
Specialty Retail	5.3
Information Technology Services	4.7
Electrical Equipment	4.0

How has the Fund changed?

The Oberweis China Opportunties Fund’s advisory management fee was reduced to 1.00% effective October 1, 2024.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis International Opportunities Fund Investor Class | Ticker: OBIOX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$140	1.35%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI World ex-US Small Cap Growth Index. International equities appreciated in 2024, with Developed Markets outperforming Emerging Markets.

•   At the country level, Japan, Norway, and Switzerland were the leading contributors to portfolio performance while Canada, Finland, and Denmark were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials and consumer discretionary, while materials and energy detracted from performance.

•   At the stock level, Kongsberg (KOG NO), Asics (7936 JP), and Fujikura (5803 JP) were among the top contributors to performance; ATS (ATS CN), ULVAC (6728 JP), and James Hardie Industries (JHX AU) were among the top detractors.

Performance of Hypothetical $10,000 Investment (December 31, 2014 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	7.54	3.26	5.24
MSCI World ex-US Small Cap Growth Index	2.57	2.06	5.67
MSCI EAFE Index	3.82	4.73	5.20

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$341,527,562	68	99%	$3,554,955

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	98.3
Short-Term Investments	1.1
Other Assets less Liabilities	0.6

Top Ten Holdings (% of Net Assets)
Intermediate Capital Group PLC	3.1
Marks and Spencer Group PLC	3.1
Accelleron Industries AG	2.9
Fujikura Ltd.	2.9
Games Workshop Group PLC	2.6
Santen Pharmaceutical Co. Ltd.	2.4
JB Hi-Fi Ltd.	2.4
Saab AB	2.4
CTS Eventim AG & Co.	2.3
JVCKenwood Corp.	2.2

Top Ten Industries (% of Net Assets)
Electrical Equipment	9.4
Capital Markets	7.2
Machinery	7.0
Construction & Engineering	6.5
Aerospace & Defense	6.2
Insurance	5.8
Energy Equipment & Services	5.0
Food Products	4.7
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	3.9

How has the Fund changed?

There were no material fund changes during the period.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis International Opportunities Fund Institutional Class | Ticker: OBIIX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Institutional Class	$114	1.10%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI World ex-US Small Cap Growth Index. International equities appreciated in 2024, with Developed Markets outperforming Emerging Markets.

•   At the country level, Japan, Norway, and Switzerland were the leading contributors to portfolio performance while Canada, Finland, and Denmark were the leading detractors.

•   At the sector level, the portfolio was positively impacted by stock selection in industrials and consumer discretionary, while materials and energy detracted from performance.

•   At the stock level, Kongsberg (KOG NO), Asics (7936 JP), and Fujikura (5803 JP) were among the top contributors to performance; ATS (ATS CN), ULVAC (6728 JP), and James Hardie Industries (JHX AU) were among the top detractors.

Performance of Hypothetical $10,000 Investment (December 22, 2023 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OBIIX	7.70	8.41
MSCI World ex-US Small Cap Growth Index	2.57	3.92
MSCI EAFE Index	3.82	4.93

1       Since the inception of OBIIX on December 22, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$341,527,562	68	99%	$3,554,955

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	98.3
Short-Term Investments	1.1
Other Assets less Liabilities	0.6

Top Ten Holdings (% of Net Assets)
Intermediate Capital Group PLC	3.1
Marks and Spencer Group PLC	3.1
Accelleron Industries AG	2.9
Fujikura Ltd.	2.9
Games Workshop Group PLC	2.6
Santen Pharmaceutical Co. Ltd.	2.4
JB Hi-Fi Ltd.	2.4
Saab AB	2.4
CTS Eventim AG & Co.	2.3
JVCKenwood Corp.	2.2

Top Ten Industries (% of Net Assets)
Electrical Equipment	9.4
Capital Markets	7.2
Machinery	7.0
Construction & Engineering	6.5
Aerospace & Defense	6.2
Insurance	5.8
Energy Equipment & Services	5.0
Food Products	4.7
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	3.9

How has the Fund changed?

There were no material fund changes during the period.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

Oberweis Focused International Growth Fund Institutional Class | Ticker: OFIGX Annual Report | December 31, 2024

This annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

What were your Fund costs for the last year? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Focused International Opportunities Fund - Institutional Class	$101	0.95%

How did the Fund perform last year and what affected its performance?

•   For the 12 months ended December 31, 2024, the Fund outperformed its benchmarked index, the MSCI EAFE Index. Internationally, Developed Markets outperformed Emerging Markets. Large caps outperformed small caps.

•   At the country level, Germany, the U.K., and Italy were the top contributors, while Australia, Singapore, and Israel were top detractors.

•   At the sector level, industrials, technology, and consumer staples contributed to performance while financials, communication services, and energy were top detractors.

•   At the stock level, Hitachi (6501 JP), SAP (SAP GR), and Rolls-Royce (RR/ LN) were among the top contributors to performance; LVMH (MC FP), BHP (BHP AU) and Sony (6758 JP) were among the top detractors.

Performance of Hypothetical $10,000 Investment (April 1, 2022 to December 31, 2024)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	11.79	0.25
MSCI EAFE Index	3.82	4.08

1       Since the inception of OFIGX on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Index is unmanaged and not available for investment.
Fund Statistics

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,685,112	41	66%	$55,694

What did the Fund invest in?   (as of December 31, 2024)

Asset Allocation (% of Net Assets)
Equities	96.7
Short-Term Investments	2.1
Other Assets less Liabilities	1.2

Top Ten Holdings (% of Net Assets)
Rheinmetall AG	5.8
SAP SE	5.8
Hitachi Ltd.	5.3
Zurich Insurance Group AG	3.9
Rolls-Royce Hldgs. PLC	3.6
Dollarama, Inc.	3.4
Schneider Electric SE	3.2
Heidelberg Materials AG	2.9
Cadence Design Systems, Inc.	2.7
Sony Group Corp.	2.7

Top Ten Industries (% of Net Assets)
Banks	11.4
Software	9.9
Aerospace & Defense	9.5
Insurance	6.0
Pharmaceuticals	5.3
Industrial Conglomerates	5.3
Construction Materials	4.6
Capital Markets	3.9
Oil, Gas & Consumable Fuels	3.7
Broadline Retail	3.4

How has the Fund changed?

There were no material fund changes during the period.

Changes In and Disagreements with Accountants

No disagreements with accountants.

Where can I find additional information about the Fund?

You can find additional information about the Fund online at no cost, including its prospectus, portfolio holdings, financial information, proxy voting information and more at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.

Householding

To reduce expense, the Fund may mail only one copy of the Prospectus, Statement of Additional Information and each annual and semi-annual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact 800-245-7311.

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2024, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	During the period covered by this report, there were not any amendments to a provision of the Code of Ethics adopted in 2(a) above.

(c)	During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code of Ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(d)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is Michael J. Simon. Mr. Simon is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2024	2023
Audit fees	104,500	117,500
Audit-Related Fees	N/A	N/A
Tax Fees	22,900	31,300
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2023 and 2024 were $31,300 and $22,900, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule of Investments in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

	Investor Class	Institutional Class

Oberweis Micro-Cap Fund	OBMCX	OMCIX
Oberweis Small-Cap Opportunities Fund	OBSOX	OBSIX
Oberweis Global Opportunities Fund	OBEGX	OBGIX
Oberweis China Opportunities Fund	OBCHX	OCHIX
Oberweis International Opportunities Fund	OBIOX	OBIIX
Oberweis Focused International Growth Fund	—	OFIGX

ANNUAL FINANCIAL STATEMENTS, FINANCIAL HIGHLIGHTS AND OTHER INFORMATION

(Form N-CSR, Items 7-11)

DECEMBER 31, 2024

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Oberweis Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Oberweis Funds comprising the Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis Global Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Focused International Growth Fund (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year or period ended December 31, 2022, and prior, were audited by other auditors whose report dated February 27, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

February 27, 2025

Oberweis Micro-Cap Fund

Schedule of Investments

December 31, 2024

		Shares	Value
Equities	97.3%

Aerospace & Defense	0.9%
Ducommun, Inc.*		95,700	$6,092,262

Automobile Components	0.6%
Gentherm, Inc.*		92,100	3,677,093

Banks	2.5%
1st Source Corp.		73,500	4,290,930
FB Financial Corp.		123,500	6,361,485
Nicolet Bankshares, Inc.		55,200	5,791,032
			16,443,447

Beverages	1.2%
The Vita Coco Co., Inc.*		207,400	7,655,134

Biotechnology	11.5%
ADMA Biologics, Inc.*		2,040,700	34,998,005
Ardelyx, Inc.*		491,900	2,493,933
CareDx, Inc.*		379,371	8,122,333
Catalyst Pharmaceuticals, Inc.*		467,100	9,748,377
Kiniksa Pharmaceuticals International PLC*		237,200	4,691,816
MannKind Corp.*		968,400	6,226,812
Veracyte, Inc.*		238,500	9,444,600
			75,725,876

Chemicals	0.9%
Hawkins, Inc.		45,700	5,606,019

Commercial Services & Supplies	3.3%
Aris Water Solutions, Inc.		195,200	4,675,040
Interface, Inc.		480,100	11,690,435
VSE Corp.		58,600	5,572,860
			21,938,335

Communications Equipment	2.8%
Applied Optoelectronics, Inc.*		495,815	18,275,741

Construction & Engineering	6.3%
Argan, Inc.		45,900	6,290,136
Limbach Hldgs., Inc.*		110,800	9,477,832
Matrix Service Co.*		221,075	2,646,268
Primoris Services Corp.		242,900	18,557,560
Sterling Construction Co., Inc.*		27,300	4,598,685
			41,570,481

Consumer Finance	2.2%
EZCORP, Inc.*		685,500	8,376,810
PROG Hldgs., Inc.		143,600	6,068,536
			14,445,346

Consumer Staples Distribution & Retail	0.6%
Natural Grocers by Vitamin Cottage, Inc.		107,100	4,254,012

Oberweis Micro-Cap Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Diversified Consumer Services	1.4%
OneSpaWorld Hldgs. Ltd.		465,400	9,261,460

Electrical Equipment	2.9%
American Superconductor Corp.*		634,400	15,625,272
Powell Industries, Inc.		16,800	3,723,720
			19,348,992

Electronic Equipment, Instruments & Components	0.5%
PowerFleet, Inc.*		542,100	3,610,386

Energy Equipment & Services	1.9%
Helix Energy Solutions Group, Inc.*		501,700	4,675,844
Precision Drilling Corp.*		68,400	4,177,187
RPC, Inc.		626,400	3,720,816
			12,573,847

Entertainment	2.3%
IMAX Corp.*		579,600	14,837,760

Ground Transportation	0.5%
Universal Logistics Hldgs., Inc.		70,500	3,238,770

Healthcare Equipment & Supplies	5.0%
Artivion, Inc.*		312,900	8,945,811
Atricure, Inc.*		151,500	4,629,840
Axogen, Inc.*		300,500	4,952,240
Bioventus, Inc.*		601,714	6,317,997
LeMaitre Vascular, Inc.		90,800	8,366,312
			33,212,200

Healthcare Providers & Services	2.4%
GeneDx Hldgs. Corp.*		123,500	9,492,210
Pediatrix Medical Group, Inc.*		466,600	6,121,792
			15,614,002

Hotels, Restaurants & Leisure	5.5%
Despegar.com Corp.*		389,300	7,494,025
Lindblad Expeditions Hldgs., Inc. *		266,000	3,154,760
Playa Hotels & Resorts NV*		705,100	8,919,515
Rush Street Interactive, Inc.*		991,900	13,608,868
Sweetgreen, Inc.*		96,201	3,084,204
			36,261,372

Household Durables	1.2%
M/I Homes, Inc.*		58,200	7,737,690

Information Technology Services	2.2%
Backblaze, Inc.*		538,700	3,242,974
Grid Dynamics Hldgs., Inc.*		503,000	11,186,720
			14,429,694

Insurance	1.8%
Employers Hldgs., Inc.		96,100	4,923,203
Skyward Specialty Insurance Group, Inc.*		131,600	6,651,064
			11,574,267

Oberweis Micro-Cap Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Interactive Media & Services	0.8%
QuinStreet, Inc.*		225,000	5,190,750

Leisure Products	1.0%
Malibu Boats, Inc.*		166,900	6,273,771

Machinery	3.3%
Blue Bird Corp.*		358,900	13,864,307
REV Group, Inc.		139,600	4,449,052
The Gorman-Rupp Corp.		83,400	3,162,528
			21,475,887

Media	0.5%
Magnite, Inc.*		205,700	3,274,744

Metals & Mining	0.5%
Universal Stainless & Alloy Products, Inc.*		80,900	3,562,027

Oil, Gas & Consumable Fuels	0.8%
Vital Energy, Inc.*		168,700	5,216,204

Paper & Forest Products	0.8%
Clearwater Paper Corp.*		175,200	5,215,704

Pharmaceuticals	3.0%
Amphastar Pharmaceuticals, Inc.*		152,500	5,662,325
ANI Pharmaceuticals, Inc.*		65,600	3,626,368
Evolus, Inc.*		677,600	7,480,704
Liquidia Corp.*		250,900	2,950,584
			19,719,981

Professional Services	1.9%
Huron Consulting Group, Inc.*		40,500	5,032,530
ICF International, Inc.		35,700	4,255,797
Willdan Group, Inc.*		80,100	3,051,009
			12,339,336

Semiconductors & Semiconductor Equipment	14.4%
ACM Research, Inc.*		485,200	7,326,520
Alpha & Omega Semiconductor Ltd.*		177,700	6,580,231
Ambarella, Inc.*		182,800	13,296,872
Camtek Ltd.		199,980	16,152,385
Ichor Hldgs. Ltd.*		337,800	10,883,916
Photronics, Inc.*		186,000	4,382,160
Silicon Motion Technology Corp. ADS		157,900	8,534,495
Ultra Clean Hldgs., Inc.*		613,300	22,048,135
Veeco Instruments, Inc.*		205,800	5,515,440
			94,720,154

Oberweis Micro-Cap Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Software	8.8%
AvePoint, Inc.*		296,300	4,891,913
Blend Labs, Inc.*		964,700	4,061,387
Cellebrite DI Ltd.*		611,700	13,475,751
OneSpan, Inc.*		544,800	10,100,592
Radware Ltd.*		274,700	6,188,991
Semrush Hldgs., Inc.*		233,700	2,776,356
Verint Systems, Inc.*		201,700	5,536,665
Weave Communications, Inc.*		701,100	11,161,512
			58,193,167

Specialty Retail	1.1%
Boot Barn Hldgs., Inc.*		50,800	7,712,456

Total Equities
(Cost: $468,777,113)			$640,278,367

Total Investments	97.3%
(Cost: $468,777,113)			$640,278,367

Other Assets Less Liabilities	2.7%		17,535,195

Net Assets - 100%			$657,813,562

*	Non-income producing security during the period ended December 31, 2024

ADS - American depositary share

Oberweis Small-Cap Opportunities Fund

Schedule of Investments

December 31, 2024

		Shares	Value
Equities	98.4%

Aerospace & Defense	1.0%
AeroVironment, Inc.*		92,500	$14,234,825

Automobile Components	1.6%
Dorman Products, Inc.*		171,500	22,217,825

Banks	1.8%
Ameris Bancorp		144,100	9,016,337
Commerce Bancshares, Inc.		167,790	10,454,995
First Merchants Corp.		145,600	5,807,984
			25,279,316

Beverages	1.4%
Primo Brands Corp.		632,400	19,458,948

Biotechnology	3.5%
ADMA Biologics, Inc.*		1,081,800	18,552,870
Blueprint Medicines Corp.*		75,000	6,541,500
Krystal Biotech, Inc.*		46,800	7,331,688
Veracyte, Inc.*		418,200	16,560,720
			48,986,778

Chemicals	1.0%
Cabot Corp.		152,800	13,952,168

Commercial Services & Supplies	1.5%
Clean Harbors, Inc.*		89,300	20,551,502

Construction & Engineering	1.4%
Arcosa, Inc.*		203,000	19,638,220

Consumer Finance	0.5%
FirstCash Hldgs., Inc.		70,100	7,262,360

Consumer Staples Distribution & Retail	1.0%
Sprouts Farmers Market, Inc.*		108,500	13,787,095

Diversified Consumer Services	6.8%
Bright Horizons Family Solutions, Inc.*		129,904	14,399,858
Duolingo, Inc.*		31,000	10,051,130
Frontdoor, Inc.*		464,400	25,388,748
Grand Canyon Education, Inc.*		71,200	11,662,560
Strategic Education, Inc.		134,500	12,564,990
Stride, Inc.*		207,300	21,544,689
			95,611,975

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Electronic Equipment, Instruments & Components	3.7%
Fabrinet*		63,800	14,028,344
Itron, Inc.*		199,000	21,607,420
OSI Systems, Inc.*		100,400	16,809,972
			52,445,736

Energy Equipment & Services	1.2%
Weatherford International PLC		242,800	17,391,764

Financial Services	1.6%
Mr. Cooper Group, Inc.*		147,100	14,123,071
Payoneer Global, Inc.*		858,691	8,621,258
			22,744,329

Food Products	1.0%
Freshpet, Inc.*		94,300	13,966,773

Healthcare Equipment & Supplies	7.8%
Haemonetics Corp.*		215,300	16,810,624
ICU Medical, Inc.*		143,300	22,235,861
LivaNova PLC*		430,400	19,931,824
Merit Medical Systems, Inc.*		188,000	18,183,360
Omnicell, Inc.*		333,200	14,834,064
Tandem Diabetes Care, Inc.*		480,900	17,322,018
			109,317,751

Healthcare Providers & Services	5.7%
Addus HomeCare Corp.*		59,900	7,508,465
Encompass Health Corp.		328,200	30,309,270
HealthEquity, Inc.*		91,500	8,779,425
Hims & Hers Health, Inc.*		843,600	20,398,248
NeoGenomics, Inc.*		768,700	12,668,176
			79,663,584

Healthcare Technology	2.8%
Doximity, Inc.*		573,100	30,597,809
Waystar Hldg. Corp.*		231,300	8,488,710
			39,086,519

Hotels, Restaurants & Leisure	1.4%
Dutch Bros, Inc.*		219,000	11,471,220
Wingstop, Inc.		28,000	7,957,600
			19,428,820

Household Durables	4.5%
Century Communities, Inc.		248,000	18,193,280
SharkNinja, Inc.*		462,800	45,058,208
			63,251,488

Information Technology Services	1.0%
DigitalOcean Hldgs., Inc.*		425,700	14,503,599

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Insurance	1.7%
Assurant, Inc.		81,000	17,270,820
Oscar Health, Inc.*		528,900	7,108,416
			24,379,236

Interactive Media & Services	1.3%
CarGurus, Inc.*		500,000	18,270,000

Machinery	4.0%
Federal Signal Corp.		229,700	21,221,983
Flowserve Corp.		426,100	24,509,272
SPX Technologies, Inc.*		75,400	10,972,208
			56,703,463

Marine Transportation	0.4%
Kirby Corp.*		56,900	6,020,020

Metals & Mining	0.9%
Carpenter Technology Corp.		77,100	13,084,641

Oil, Gas & Consumable Fuels	1.1%
Magnolia Oil & Gas Corp.		306,300	7,161,294
Matador Resources Co.		144,800	8,146,448
			15,307,742

Passenger Airlines	2.2%
SkyWest, Inc.*		307,100	30,749,923

Personal Care Products	2.6%
BellRing Brands, Inc.*		253,100	19,068,554
elf Beauty, Inc.*		137,700	17,288,235
			36,356,789

Professional Services	4.0%
ExlService Hldgs., Inc.*		190,800	8,467,704
Genpact Ltd.		523,600	22,488,620
ICF International, Inc.		31,971	3,811,263
Parsons Corp.*		233,300	21,521,925
			56,289,512

Oberweis Small-Cap Opportunities Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Semiconductors & Semiconductor Equipment	12.1%
Credo Technology Group Hldg. Ltd.*		881,334	59,234,458
FormFactor, Inc.*		306,800	13,499,200
MACOM Technology Solutions Hldgs., Inc.*		164,400	21,357,204
Nova Ltd.*		111,000	21,861,450
Onto Innovation, Inc.*		115,500	19,250,385
Rambus, Inc.*		409,400	21,640,884
Universal Display Corp.		91,900	13,435,780
			170,279,361

Software	10.9%
ACI Worldwide, Inc.*		320,262	16,624,800
Box, Inc.*		558,500	17,648,600
Clear Secure, Inc.		609,400	16,234,416
Dolby Laboratories, Inc.		181,000	14,136,100
Freshworks, Inc.*		826,600	13,366,122
Pegasystems, Inc.*		145,500	13,560,600
Q2 Hldgs., Inc.*		103,900	10,457,535
Qualys, Inc.*		47,800	6,702,516
SPS Commerce, Inc.*		46,600	8,573,934
Varonis Systems, Inc.*		145,800	6,477,894
Zeta Global Hldgs. Corp.*		1,624,400	29,222,956
			153,005,473

Specialty Retail	3.4%
Abercrombie & Fitch Co.*		147,300	22,016,931
Five Below, Inc.*		85,000	8,921,600
The Gap, Inc.*		726,500	17,167,195
			48,105,726

Textiles, Apparel & Luxury Goods	1.6%
Deckers Outdoor Corp.*		73,700	14,967,733
Under Armour, Inc.*		1,153,200	9,548,496
			24,516,229

Total Equities
(Cost: $1,197,584,858)			$1,385,849,490

Total Investments	98.4%
(Cost: $1,197,584,858)			$1,385,849,490

Other Assets Less Liabilities	1.6%		22,747,547

Net Assets - 100%			$1,408,597,037

*	Non-income producing security during the period ended December 31, 2024

Oberweis Global Opportunities Fund

Schedule of Investments a

December 31, 2024

		Shares	Value
Equities	97.0%

Canada	2.6%
Bird Construction, Inc.		83,000	$1,504,682

China	1.3%
American Superconductor Corp.*		30,000	738,900

Germany	0.9%
CTS Eventim AG & Co. KGaA*		6,300	532,566

India	2.4%
Federal Bank Ltd.		320,000	747,618
MakeMyTrip Ltd.*		5,600	628,768
			1,376,386

Israel	1.2%
Cellebrite DI Ltd.*		30,500	671,915

Japan	7.7%
Asics Corp.		91,800	1,790,814
Fuji Electric Co. Ltd.		23,100	1,234,965
Santen Pharmaceutical Co. Ltd.		134,100	1,373,057
			4,398,836

Netherlands	0.9%
Arcadis NV*		8,600	523,804

Norway	3.1%
Kongsberg Gruppen ASA		6,200	697,542
Subsea 7 SA		67,300	1,070,748
			1,768,290

Sweden	2.3%
Saab AB		63,400	1,339,463

Switzerland	2.8%
Accelleron Industries AG		31,600	1,629,653

Taiwan	1.1%
eMemory Technology, Inc.		6,000	614,010

United Kingdom	13.6%
Ashtead Technology Hldgs. PLC		269,200	1,883,861
Cranswick PLC		16,500	1,004,914
Games Workshop Group PLC		6,200	1,033,075
Informa PLC		48,800	487,755
Intermediate Capital Group PLC		29,000	750,050
Just Group PLC*		400,000	813,220
Marks & Spencer Group PLC		388,900	1,828,142
			7,801,017

Oberweis Global Opportunities Fund

Schedule of Investments a (continued)

December 31, 2024

		Shares	Value
United States of America	57.1%
ACI Worldwide, Inc.*		11,300	586,583
ADMA Biologics, Inc.*		147,800	2,534,770
AeroVironment, Inc.*		3,900	600,171
Amphastar Pharmaceuticals, Inc.*		12,600	467,837
Ardelyx, Inc.*		82,800	419,795
Aris Water Solutions, Inc.		30,000	718,500
CareDx, Inc.*		39,200	839,272
Carpenter Technology Corp.		5,700	967,347
Clean Harbors, Inc.*		4,600	1,058,644
Credo Technology Group Hldg. Ltd.*		51,200	3,441,152
Flowserve Corp.		19,300	1,110,136
FormFactor, Inc.*		19,000	836,000
ICU Medical, Inc.*		7,600	1,179,292
LeMaitre Vascular, Inc.		10,400	958,256
MACOM Technology Solutions Hldgs., Inc.*		5,800	753,478
Merit Medical Systems, Inc.*		9,500	918,840
Onto Innovation, Inc.*		8,000	1,333,360
Oscar Health, Inc.*		59,200	795,648
Parsons Corp.*		18,800	1,734,300
Q2 Hldgs., Inc.*		11,300	1,137,345
RxSight, Inc.*		17,000	584,460
SharkNinja, Inc.*		18,600	1,810,896
SkyWest, Inc.*		9,500	951,235
Tandem Diabetes Care, Inc.*		23,900	860,878
The Vita Coco Co., Inc.*		21,200	782,492
Veracyte, Inc.*		50,600	2,003,760
Weatherford International PLC		20,900	1,497,067
Zeta Global Hldgs. Corp.*		103,200	1,856,568
			32,738,082

Total Equities
(Cost: $46,726,597)			$55,637,604

Total Investments	97.0%
(Cost: $46,726,597)			$55,637,604

Other Assets Less Liabilities	3.0%		1,717,698

Net Assets - 100%			$57,355,302

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

*	Non-income producing security during the period ended December 31, 2024

Oberweis Global Opportunities Fund

Schedule of Investments a (continued)

December 31, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	1.8%
Consumer Discretionary	9.2%
Consumer Staples	6.3%
Energy	4.5%
Financials	5.4%
Healthcare	21.2%
Industrials	27.4%
Information Technology	19.6%
Materials	1.6%

Oberweis China Opportunities Fund

Schedule of Investments

December 31, 2024

		Shares	Value
Equities	100.8%

Automobile Components	1.1%
Hesai Group ADS*		28,000	$386,960

Automobiles	3.3%
BYD Co. Ltd.		17,500	600,706
Li Auto, Inc.*		50,000	604,826
			1,205,532

Banks	3.6%
China Construction Bank Corp.		1,600,000	1,334,930

Beverages	2.3%
Kweichow Moutai Co. Ltd.		4,000	835,149

Biotechnology	3.7%
Akeso, Inc.*		40,000	312,617
Ascentage Pharma Group International*		80,000	468,153
BeiGene Ltd.*		17,000	239,020
Everest Medicines Ltd.*		55,000	342,745
			1,362,535

Broadline Retail	12.3%
Alibaba Group Hldg. Ltd.		230,000	2,440,161
JD.com, Inc.*		53,000	928,065
PDD Hldgs. ADS*		12,000	1,163,880
			4,532,106

Capital Markets	6.0%
China International Capital Corp. Ltd.		200,000	330,127
Futu Hldgs. Ltd. ADS		6,500	519,935
Hithink RoyalFlush Information Network Co. Ltd. *		15,000	590,810
Hong Kong Exchanges & Clearing Ltd.*		20,000	759,138
			2,200,010

Communications Equipment	0.3%
Accton Technology Corp.*		5,000	117,891

Diversified Consumer Services	1.6%
TAL Education Group ADS*		60,000	601,200

Electrical Equipment	4.0%
Bizlink Hldg., Inc.*		20,000	373,347
Contemporary Amperex Technology Co. Ltd.		30,000	1,093,256
			1,466,603

Electronic Equipment, Instruments & Components	2.2%
Sunny Optical Technology Group Co. Ltd.*		90,000	797,829

Entertainment	2.9%
Bilibili, Inc.*		30,000	548,496
NetEase, Inc.		30,000	534,590
			1,083,086

Oberweis China Opportunities Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Ground Transportation	0.6%
Full Truck Alliance Co. Ltd. ADS*		22,000	238,040

Healthcare Equipment & Supplies	1.6%
Angelalign Technology, Inc.*		65,000	492,938
Shanghai Conant Optical Co. Ltd.*		35,000	112,210
			605,148

Hotels, Restaurants & Leisure	11.1%
Meituan*		85,000	1,660,229
Sands China Ltd.*		250,000	672,744
Trip.com Group Ltd.*		25,000	1,738,190
			4,071,163

Information Technology Services	4.7%
GDS Hldgs. Ltd.*		450,000	1,321,024
Kingsoft Cloud Hldgs. Ltd.*		550,000	422,058
			1,743,082

Insurance	5.6%
AIA Group Ltd.		80,000	579,912
China Pacific Insurance (Group) Co. Ltd.		320,000	1,038,279
China Taiping Insurance Hldgs Co. Ltd.*		300,000	448,839
			2,067,030

Interactive Media & Services	8.0%
Tencent Hldgs. Ltd.		55,000	2,952,992

Media	0.2%
Mobvista, Inc.*		65,000	69,798

Metals & Mining	2.1%
Zijin Mining Group Co. Ltd.		430,000	782,854

Oil, Gas & Consumable Fuels	0.5%
China Shenhua Energy Co. Ltd.		40,000	173,046

Passsenger Airlines	0.3%
Cathay Pacific Airways Ltd.*		100,000	122,832

Real Estate Management & Development	2.3%
China Resources Mixc Lifestyle Services Ltd.		180,000	669,783
Longfor Group Hldgs. Ltd.		150,000	193,132
			862,915

Oberweis China Opportunities Fund

Schedule of Investments (continued)

December 31, 2024

		Shares	Value
Semiconductors & Semiconductor Equipment	6.2%
Alchip Technologies Ltd.*		2,000	200,095
Taiwan Semiconductor Manufacturing Co. Ltd. ADS		10,500	2,073,645
			2,273,740

Software	0.9%
Geovis Technology Co. Ltd.*		35,000	244,688
Kingdee International Software Group Co. Ltd.*		65,000	71,388
			316,076

Specialty Retail	5.3%
Pop Mart International Group Ltd.		170,000	1,962,288

Technology Hardware, Storage & Peripherals	6.6%
Asustek Computer, Inc.*		35,000	657,628
Xiaomi Corp.*		400,000	1,776,816
			2,434,444

Textiles, Apparel & Luxury Goods	1.1%
ANTA Sports Products Ltd.*		40,000	400,942

Water Utilities	0.4%
Guangdong Investment Ltd.*		140,000	120,952

Total Equities
(Cost: $32,165,639)			$37,121,173

Short-Term Investments	0.1%
Fidelity Investments Money Market Government Portfolio Class I 4.38%[b]		41,038	41,038

Total Short-Term Investments
(Cost: $41,038)			$41,038

Total Investments	100.9%
(Cost: $32,206,677)			$37,162,211

Other Liabilities Less Assets	(0.9)%		(323,377)

Net Assets - 100%			$36,838,834

*	Non-income producing security during the period ended December 31, 2024

ADS - American depositary share

COUNTRY ALLOCATION (As a Percentage of Net Assets) (unaudited)
China ( Includes the People's Republic of China, Taiwan and Hong Kong)	100.8%

Oberweis International Opportunities Fund

Schedule of Investments a

December 31, 2024

		Shares	Value
Equities	98.3%

Australia	2.4%
JB Hi-Fi Ltd.		142,312	$8,163,825

Canada	13.4%
Aecon Group, Inc.		167,800	3,177,402
Alamos Gold, Inc.		337,900	6,233,814
AtkinsRealis Group, Inc.		68,500	3,633,955
Bird Construction, Inc.		250,334	4,538,229
Celestica, Inc.*		55,500	5,121,830
CES Energy Solutions Corp.		770,300	5,315,740
Definity Financial Corp.		149,400	6,074,734
Element Fleet Management Corp.		257,900	5,213,617
iA Financial Corp., Inc.		29,800	2,763,782
SECURE Waste Infrastructure Corp.		334,700	3,785,894
			45,858,997

Denmark	1.4%
ALK-Abello A/S*		217,900	4,825,003

Finland	2.7%
Cargotec Oyj*		26,900	1,423,297
Konecranes Oyj*		55,000	3,485,886
Metso Corp.		445,968	4,151,743
			9,060,926

Germany	5.1%
CTS Eventim AG & Co.		92,751	7,840,640
Hensoldt AG*		174,100	6,255,427
MTU Aero Engines AG*		9,800	3,273,128
			17,369,195

Italy	5.3%
Banco BPM SpA		372,700	3,017,581
BPER Banca SpA*		448,600	2,861,068
Brunello Cucinelli SpA		56,400	6,161,037
De' Longhi SpA		191,300	5,988,340
			18,028,026

Japan	27.2%
ABC-Mart, Inc.		262,400	5,293,887
Asics Corp.		373,300	7,282,255
BayCurrent Consulting, Inc.		140,100	4,713,778
Fuji Electric Co. Ltd.		89,800	4,800,861
Fujikura Ltd.		239,000	9,757,368
Furukawa Electric Co. Ltd.*		95,200	3,946,482
Isetan Mitsukoshi Hldgs. Ltd.		249,600	4,285,529
JVCKenwood Corp.		676,800	7,453,140
Maruwa Co. Ltd.*		11,200	3,379,183
Nichirei Corp.		143,200	3,797,219
Niterra Co. Ltd.*		56,000	1,784,265
Nomura Hldgs., Inc.*		944,300	5,478,676
Organo Corp.		96,500	4,943,437
Ryohin Keikaku Co. Ltd.		248,900	5,666,945
Santen Pharmaceutical Co. Ltd.		801,700	8,208,651
SWCC Corp.*		72,500	3,461,381
The Japan Steel Works Ltd.		132,400	4,800,348
Toyo Suisan Kaisha Ltd.		56,100	3,804,327
			92,857,732

Oberweis International Opportunities Fund

Schedule of Investments a (continued)

December 31, 2024

		Shares	Value
Netherlands	2.5%
Arcadis NV		113,200	6,894,717
BE Semiconductor Industries NV*		12,100	1,658,204
			8,552,921

Norway	6.1%
Aker Solutions ASA		1,064,600	2,929,422
Hoegh Autoliners ASA		328,900	3,281,213
Kongsberg Gruppen ASA		30,000	3,375,203
Storebrand ASA*		578,948	6,173,781
Subsea 7 SA		316,900	5,041,901
			20,801,520

Spain	1.3%
Banco de Sabadell SA		2,352,500	4,573,899

Sweden	3.2%
Lagercrantz Group AB*		150,300	2,823,271
Saab AB		386,300	8,161,426
			10,984,697

Switzerland	3.7%
Accelleron Industries AG		194,300	10,020,301
Sportradar Group AG*		155,400	2,694,636
			12,714,937

United Kingdom	24.0%
ConvaTec Group PLC		524,300	1,451,866
Cranswick PLC		100,300	6,108,657
Diploma PLC		104,800	5,575,864
Games Workshop Group PLC		52,550	8,756,140
Greencore Group PLC*		1,022,100	2,479,757
IMI PLC		225,816	5,147,858
Informa PLC		490,300	4,900,545
Intermediate Capital Group PLC		403,300	10,430,869
Just Group PLC		2,380,400	4,839,471
Keller Group PLC		229,100	4,158,676
Marks and Spencer Group PLC		2,218,800	10,430,138
Molten Ventures PLC*		857,700	3,425,217
Morgan Sindall Group PLC		137,571	6,716,661
Telecom Plus PLC		96,400	2,073,300
XPS Pensions Group PLC*		1,254,300	5,354,485
			81,849,504

Total Equities
(Cost: $289,682,839)			$335,641,182

Short-Term Investments	1.1%
Fidelity Investments Money Market Government Portfolio Class I 4.38%[b]		3,710,329	3,710,329

Total Short-Term Investments
(Cost: $3,710,329)			$3,710,329

Total Investments	99.4%
(Cost: $293,393,168)			$339,351,511

Other Assets Less Liabilities	0.6%		2,176,051

Net Assets - 100%			$341,527,562

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of December 31, 2024

*	Non-income producing security during the year ended December 31, 2024

Oberweis International Opportunities Fund

Schedule of Investments a (continued)

December 31, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	3.7%
Consumer Discretionary	18.6%
Consumer Staples	7.8%
Energy	5.0%
Financials	16.1%
Healthcare	4.2%
Industrials	36.6%
Information Technology	3.8%
Materials	1.8%
Utilities	0.7%

Oberweis Focused International Growth Fund

Schedule of Investments a

December 31, 2024

		Shares	Value
Equities	96.7%

Australia	2.9%
BHP Group Ltd.		4,700	$115,056
Xero Ltd.*		1,000	104,333
			219,389

Canada	4.8%
Dollarama, Inc.		2,700	263,482
Shopify, Inc.*		1,000	106,330
			369,812

Denmark	1.8%
Novo Nordisk A/S		1,600	138,051

France	8.5%
LVMH Moet Hennessy Louis Vuitton SE		300	197,483
Publicis Groupe SA		1,100	117,361
Schneider Electric SE		1,000	249,534
Societe Generale SA*		3,200	90,027
			654,405

Germany	19.3%
Deutsche Telekom AG*		6,900	206,743
Heidelberg Materials AG*		1,800	222,412
Münchener Rückversicherungs AG*		320	161,458
Rheinmetall AG		700	447,231
SAP SE		1,800	442,749
			1,480,593

Italy	3.6%
Ferrari NV		200	85,339
UniCredit SpA		4,800	192,230
			277,569

Japan	16.9%
Hitachi Ltd.		16,500	404,086
Mitsubishi UFJ Financial Group, Inc.		16,400	191,465
Recruit Hldgs. Co. Ltd.*		2,400	166,819
Sony Group Corp.		9,900	208,648
Sumitomo Corp.		7,000	151,488
Toyota Motor Corp.		9,000	175,727
			1,298,233

Netherlands	1.8%
ASML Hldg. NV		200	140,605

Spain	2.4%
Industria de Diseno Textil SA		3,600	185,109

Sweden	5.0%
EQT AB		6,700	185,213
Spotify Technology SA*		200	89,476
Volvo AB		4,500	109,359
			384,048

Switzerland	5.5%
Roche Hldg. AG		450	125,816
Zurich Insurance Group AG		500	297,366
			423,182

Oberweis Focused International Growth Fund

Schedule of Investments a (continued)

December 31, 2024

		Shares	Value
United Kingdom	21.4%
Anglo American PLC		3,100	91,743
AstraZeneca PLC		1,100	144,151
BP PLC		22,200	109,221
CRH PLC		1,400	129,940
HSBC Hldgs. PLC		20,800	204,485
London Stock Exchange Group PLC*		800	113,020
NatWest Group PLC		39,200	197,325
Rolls-Royce Hldgs. PLC*		39,400	280,456
Shell PLC		5,600	173,580
Unilever PLC		3,500	199,274
			1,643,195

United States of America	2.8%
Cadence Design Systems, Inc.*		700	210,322

Total Equities
(Cost: $6,723,038)			$7,424,513

Short-Term Investments	2.1%
Fidelity Investments Money Market Government Portfolio Class I 4.38%[b]		164,739	164,739

Total Short-Term Investments
(Cost: $164,739)			$164,739

Total Investments	98.8%
(Cost: $6,887,777)			$7,589,252

Other Assets Less Liabilities	1.2%		95,860

Net Assets - 100%			$7,685,112

[a]	Certain securities were fair valued under the discretion of the Board of Trustees

[b]	Annualized seven-day effective yield as of December 31, 2024

*	Non-income producing security during the period ended December 31, 2024

Oberweis Focused International Growth Fund

Schedule of Investments a (continued)

December 31, 2024

SECTOR ALLOCATIONS (As a Percentage of Net Assets) (unaudited)

Communication Services	5.4%
Consumer Discretionary	14.5%
Consumer Staples	2.6%
Energy	3.7%
Financials	21.2%
Healthcare	5.3%
Industrials	23.5%
Information Technology	13.1%
Materials	7.4%

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

December 31, 2024

	Micro-Cap Fund	Small-Cap Opportunities Fund	Global Opportunities Fund
ASSETS
Investment securities at value[a]	$640,278,367	$1,385,849,490	$55,637,604
Cash	18,152,498	30,581,820	1,789,208
Receivable from securities sold	-	534,810	-
Receivable from fund shares sold	606,420	3,084,858	9,012
Dividends and interest receivable	97,318	214,229	62,202
Prepaid expenses	60,287	117,949	19,887
Total Assets	659,194,890	1,420,383,156	57,517,913
LIABILITIES
Payable to custodian	-	-	18,420
Payable for fund shares redeemed	569,497	880,853	-
Payable for securities purchased	-	9,443,625	-
Payable to advisor (see note 3)	569,330	1,012,410	42,531
Payable to distributor	66,808	89,103	7,715
Accrued expenses	175,693	360,128	47,119
Capital gains tax payable	-	-	46,826
Total Liabilities	1,381,328	11,786,119	162,611
NET ASSETS	$657,813,562	$1,408,597,037	$57,355,302

NET ASSETS
Investor Class	$308,437,344	$406,170,350	$35,065,738
Institutional Class	349,376,218	1,002,426,687	22,289,564
Total	$657,813,562	$1,408,597,037	$57,355,302

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	6,842,450	15,937,229	1,182,510
Institutional Class	7,569,837	38,356,586	734,159
Total	14,412,287	54,293,815	1,916,669

NET ASSET VALUE
Investor Class, offering price and redemption price	$45.08	$25.49	$29.65
Institutional Class, offering price and redemption price	$46.15	$26.13	$30.36
ANALYSIS OF NET ASSETS
Capital	$494,268,058	$1,251,051,071	$48,893,498
Accumulated earnings	163,545,504	157,545,966	8,461,804
Net assets	$657,813,562	$1,408,597,037	$57,355,302

[a] Investment securities at cost	$468,777,113	$1,197,584,858	$46,726,597

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Assets and Liabilities

December 31, 2024 (continued)

	China Opportunities Fund	International Opportunities Fund	Focused International Growth Fund
ASSETS
Investment securities at value[a]	$37,162,211	$339,351,511	$7,589,252
Cash	920	-	-
Foreign currency [b]	17	523,262	-
Receivable from securities sold	234,476	-	-
Receivable from fund shares sold	180	170,106	101,700
Dividends and interest receivable	29,906	2,633,508	16,998
Prepaid expenses	18,888	40,515	5,323
Due from Advisor	-	-	4,310
Total Assets	37,446,598	342,718,902	7,717,583
LIABILITIES
Payable for fund shares redeemed	275,019	260,650	-
Payable for securities purchased	229,148	506,879	-
Payable to advisor (see note 3)	32,273	283,884	-
Payable to distributor	6,922	20,432	-
Accrued expenses	64,402	119,495	32,471
Total Liabilities	607,764	1,191,340	32,471
NET ASSETS	$36,838,834	$341,527,562	$7,685,112

NET ASSETS
Investor Class	$31,794,041	$93,255,960	$-
Institutional Class	5,044,793	248,271,602	7,685,112
Total	$36,838,834	$341,527,562	$7,685,112

SHARES OUTSTANDING
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)
Investor Class	4,612,216	5,041,650	-
Institutional Class	719,447	27,982,711	794,622
Total	5,331,663	33,024,361	794,622

NET ASSET VALUE
Investor Class, offering price and redemption price	$6.89	$18.50	$-
Institutional Class, offering price and redemption price	$7.01	$8.87	$9.67

ANALYSIS OF NET ASSETS
Capital	$60,490,244	$500,832,241	$8,280,277
Accumulated losses	(23,651,410)	(159,304,679)	(595,165)
Net assets	$36,838,834	$341,527,562	$7,685,112

[a] Investment securities at cost	$32,206,677	$293,393,168	$6,887,777
[b] Foreign currency at cost	$17	$523,327	$-

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Year Ended December 31, 2024

	Micro-Cap Fund	Small-Cap Opportunities Fund
INVESTMENT INCOME
Dividends[a]	$2,249,743	$5,148,895
Interest	724,109	2,155,595
Total investment income	2,973,852	7,304,490
EXPENSES
Investment advisory fees (see note 3)	3,185,957	4,182,646
Management fees (see note 3)	2,123,972	4,182,646
Distribution fees and shareholder services (see note 3)	643,621	891,443
Transfer agent fees and expenses	653,142	1,327,084
Custodian fees and expenses	42,240	75,732
Accounting services fees	161,016	298,880
Other	303,714	496,864
Total expenses before reimbursed expenses	7,113,662	11,455,295
Expense reimbursement (see note 3)	-	(107,236)
Total expenses	7,113,662	11,348,059
NET INVESTMENT LOSS	(4,139,810)	(4,043,569)

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) on investment transactions	20,472,199	(4,691,063)
Change in net unrealized appreciation/depreciation on investments	91,508,291	129,093,535
Net realized /unrealized gains (losses) on investments	111,980,490	124,402,472
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$107,840,680	$120,358,903

[a]	Dividends are net of foreign withholding tax of $47,664 and $69,925 for the Micro-Cap Fund and Small-Cap Opportunities Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Year Ended December 31, 2024 (continued)

	Global Opportunities Fund	China Opportunities Fund
INVESTMENT INCOME
Dividends[a]	$356,213	993,724
Interest	78,070	11,832
Total investment income	434,283	1,005,556
EXPENSES
Investment advisory fees (see note 3)	245,831	496,928
Management fees (see note 3)	220,831	-
Distribution fees and shareholder services (see note 3)	88,393	86,731
Transfer agent fees and expenses	61,461	94,092
Custodian fees and expenses	34,925	90,008
Accounting services fees	33,484	32,325
Other	84,744	86,875
Total Expenses	769,669	886,959
NET INVESTMENT INCOME (LOSS)	(335,386)	118,597

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	7,165,963	2,638,630
Net realized foreign capital gains tax	(9,623)	-
Net realized losses on foreign currency transactions	(1,267)	(30,379)
Net realized gains on investments, foreign capital gains tax, and foreign currency transactions	7,155,073	2,608,251
Change in net deferred foreign capital gains taxes on unrealized appreciation/depreciation	(46,826)	-
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(1,408,600)	218,040
Net realized /unrealized gains on investments, foreign capital gains tax, and foreign currencies	5,699,647	2,826,291
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,364,261	$2,944,888

[a]	Dividends are net of foreign withholding tax of $27,230 and $102,964 for the Global Opportunities Fund and China Opportunities Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Operations

Year Ended December 31, 2024 (continued)

	International Opportunities Fund	Focused International Growth Fund
INVESTMENT INCOME
Dividends[a]	$8,790,859	$158,591
Interest	395,026	11,524
Total investment income	9,185,885	170,115
EXPENSES
Investment advisory fees (see note 3)	3,554,955	55,694
Distribution fees and shareholder services (see note 3)	258,433	-
Transfer agent fees and expenses	240,896	15,707
Custodian fees and expenses	153,890	22,075
Accounting services fees	121,286	20,007
Federal and state registration fees	47,969	19,657
Audit fees	11,152	21,745
Shareholder reporting fees	34,764	8,871
Other	84,283	1,581
Total expenses before reimbursed expenses	4,507,628	165,337
Expense reimbursement (see note 3)	(338,745)	(99,200)
Total Expenses	4,168,883	66,137
NET INVESTMENT INCOME	5,017,002	103,978

NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains on investment transactions	32,644,010	325,856
Net realized gains (losses) on foreign currency transactions	25,798	(125)
Net realized gains on investments and foreign currency transactions	32,669,808	325,731
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(11,760,858)	294,116
Net realized /unrealized gains on investments and foreign currencies	20,908,950	619,847
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,925,952	$723,825

[a]	Dividends are net of foreign withholding tax of $988,777 and $18,017 for the International Opportunities Fund and Focused International Growth Fund respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment loss	$(4,139,810)	$(2,285,207)
Net realized gains (losses) on investment transactions	20,472,199	(9,801,366)
Change in net unrealized appreciation/depreciation on investments	91,508,291	54,974,894
Net increase in net assets resulting from operations	107,840,680	42,888,321
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	(7,624,686)	-
Institutional Class	(8,442,445)	-
Net decrease in net assets from distributions	(16,067,131)	-
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	116,578,390	207,644,309
Proceeds from reinvestment of distributions	7,149,968	-
Redemption of shares (see note 5)	(95,540,584)	(90,293,510)
Net increase from investor class share transactions	28,187,774	117,350,799
Institutional Class
Proceeds from sale of shares	154,009,164	157,187,271
Proceeds from reinvestment of distributions	6,501,189	-
Redemption of shares (see note 5)	(78,347,761)	(30,799,949)
Net increase from institutional class share transactions	82,162,592	126,387,322

Redemption fees (see note 5)	22,687	252,670

Net increase in net assets resulting from capital share transactions	110,373,053	243,990,791
Total increase in net assets	202,146,602	286,879,112
NET ASSETS
Beginning of year	455,666,960	168,787,848
End of year	$657,813,562	$455,666,960

TRANSACTIONS IN SHARES
Investor Class
Shares sold	2,793,303	5,864,271
Shares issued in reinvestment of distributions	157,211	-
Less shares redeemed	(2,388,764)	(2,626,967)
Net increase from investor class share transactions	561,750	3,237,304
Institutional Class
Shares sold	3,631,322	4,352,900
Shares issued in reinvestment of distributions	139,600	-
Less shares redeemed	(1,917,340)	(887,721)
Net increase from institutional class share transactions	1,853,582	3,465,179
Net increase from capital share transactions	2,415,332	6,702,483

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment loss	$(4,043,569)	$(942,425)
Net realized losses on investment transactions	(4,691,063)	(11,253,721)
Change in net unrealized appreciation/depreciation on investments	129,093,535	51,758,863
Net increase in net assets resulting from operations	120,358,903	39,562,717
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	(3,204,721)	-
Institutional Class	(7,709,674)	-
Net decrease in net assets from distributions	(10,914,395)	-
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	194,054,835	229,643,648
Proceeds from reinvestment of distributions	3,078,454	-
Redemption of shares (see note 5)	(121,092,243)	(60,406,159)
Net increase from investor class share transactions	76,041,046	169,237,489
Institutional Class
Proceeds from sale of shares	831,607,874	210,847,049
Proceeds from reinvestment of distributions	5,294,191	-
Redemption of shares (see note 5)	(131,136,847)	(59,315,051)
Net increase from institutional class share transactions	705,765,218	151,531,998

Redemption fees (see note 5)	15,729	111,978

Net increase in net assets resulting from capital share transactions	781,821,993	320,881,465
Total increase in net assets	891,266,501	360,444,182
NET ASSETS
Beginning of year	517,330,536	156,886,354
End of year	$1,408,597,037	$517,330,536

TRANSACTIONS IN SHARES
Investor Class
Shares sold	7,808,822	10,943,015
Shares issued in reinvestment of distributions	119,320	-
Less shares redeemed	(4,948,662)	(2,912,130)
Net increase from investor class share transactions	2,979,480	8,030,885
Institutional Class
Shares sold	33,083,141	9,826,318
Shares issued in reinvestment of distributions	200,083	-
Less shares redeemed	(5,125,513)	(2,849,065)
Net increase from institutional class share transactions	28,157,711	6,977,253
Net increase from capital share transactions	31,137,191	15,008,138

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Global Opportunities Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment loss	$(335,386)	$(313,528)
Net realized gains (losses) on investment and foreign currency transactions	7,155,073	(1,622,712)
Change in net unrealized appreciation/depreciation on investment and foreign currencies	(1,455,426)	5,401,625
Net increase in net assets resulting from operations	5,364,261	3,465,385
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	1,531,175	3,004,980
Redemption of shares (see note 5)	(4,469,340)	(5,687,410)
Net decrease from investor class share transactions	(2,938,165)	(2,682,430)
Institutional Class
Proceeds from sale of shares	7,571,222	2,756,431
Redemption of shares (see note 5)	(5,827,653)	(2,161,143)
Net increase from institutional class share transactions	1,743,569	595,288

Redemption fees (see note 5)	-	2,774

Net decrease in net assets resulting from capital share transactions	(1,194,596)	(2,084,368)
Total increase in net assets	4,169,665	1,381,017
NET ASSETS
Beginning of year	53,185,637	51,804,620
End of year	$57,355,302	$53,185,637

TRANSACTIONS IN SHARES
Investor Class
Shares sold	51,588	114,054
Less shares redeemed	(154,678)	(217,693)
Net decrease from investor class share transactions	(103,090)	(103,639)
Institutional Class
Shares sold	243,820	107,429
Less shares redeemed	(195,386)	(78,385)
Net increase from institutional class share transactions	48,434	29,044
Net decrease from capital share transactions	(54,656)	(74,595)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income (loss)	$118,597	$(173,464)
Net realized gains (losses) on investment and foreign currency transactions	2,608,251	(4,817,123)
Change in net unrealized appreciation/depreciation on investment and foreign currencies	218,040	244,532
Net increase (decrease) in net assets resulting from operations	2,944,888	(4,746,055)
FROM DISTRIBUTIONS:
Distributions to shareholders
Investor Class	(674,578)	(166,696)
Institutional Class	(124,056)	(65,061)
Net decrease in net assets from distributions	(798,634)	(231,757)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	2,189,384	1,955,345
Proceeds from reinvestment of distributions	632,345	157,108
Redemption of shares (see note 5)	(9,206,684)	(7,854,130)
Net decrease from investor class share transactions	(6,384,955)	(5,741,677)
Institutional Class
Proceeds from sale of shares	649,712	3,541,034
Proceeds from reinvestment of distributions	105,713	56,328
Redemption of shares (see note 5)	(4,958,205)	(3,974,020)
Net decrease from institutional class share transactions	(4,202,780)	(376,658)

Redemption fees (see note 5)	6,857	53,383

Net decrease in net assets resulting from capital share transactions	(10,580,878)	(6,064,952)
Total decrease in net assets	(8,434,624)	(11,042,764)
NET ASSETS
Beginning of year	45,273,458	56,316,222
End of year	$36,838,834	$45,273,458

TRANSACTIONS IN SHARES
Investor Class
Shares sold	307,378	269,114
Shares issued in reinvestment of distributions	91,644	24,096
Less shares redeemed	(1,335,627)	(1,155,338)
Net decrease from investor class share transactions	(936,605)	(862,128)
Institutional Class
Shares sold	91,831	464,835
Shares issued in reinvestment of distributions	15,059	8,483
Less shares redeemed	(719,304)	(588,147)
Net decrease from institutional class share transactions	(612,414)	(114,829)
Net decrease from capital share transactions	(1,549,019)	(976,957)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$5,017,002	$888,651
Net realized gains (losses) on investments and foreign currency transactions	32,669,808	(7,213,632)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(11,760,858)	14,163,705
Net increase in net assets resulting from operations	25,925,952	7,838,724
FROM DISTRIBUTIONS
Distributions to shareholders
Investor Class	(1,180,390)	(498,938)
Institutional Class	(7,826,547)	-
Net decrease in net assets from distributions	(9,006,937)	(498,938)
FROM CAPITAL SHARE TRANSACTIONS
Investor Class
Proceeds from sale of shares	9,050,909	8,485,120
Proceeds from reinvestment of distributions	1,076,968	462,812
Redemption of shares (see note 5)	(38,278,036)	(44,489,802)
Net decrease from investor class share transactions	(28,150,159)	(35,541,870)
Institutional Class
Proceeds from sale of shares	35,484,679	93,803
Capital from merger (see note 7)	-	277,163,154
Proceeds from reinvestment of distributions	7,219,275	-
Redemption of shares (see note 5)	(83,715,839)	(518,947)
Net decrease from institutional class share transactions	(41,011,885)	276,738,010

Redemption fees (see note 5)	250,136	14,585

Net increase (decrease) in net assets resulting from capital share transactions	(68,911,908)	241,210,725
Total increase (decrease) in net assets	(51,992,893)	248,550,511
NET ASSETS
Beginning of year	393,520,455	144,969,944
End of year	$341,527,562	$393,520,455

TRANSACTIONS IN SHARES
Investor Class
Shares sold	485,883	495,626
Shares issued in reinvestment of distributions	57,654	27,033
Less shares redeemed	(2,085,671)	(2,631,001)
Net decrease from investor class share transactions	(1,542,134)	(2,108,342)
Institutional Class
Shares sold	3,907,034	11,074
Shares issued in connection with merger	805,723	32,868,556
Less shares redeemed	(9,549,318)	(60,357)
Net increase (decrease) from investor class share transactions	(4,836,561)	32,819,273
Net increase (decrease) from capital share transactions	(6,378,695)	30,710,931

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Focused International Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM OPERATIONS
Net investment income	$103,978	$85,525
Net realized gains (losses) on investments and foreign currency transactions	325,731	(236,086)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	294,116	985,831
Net increase in net assets resulting from operations	723,825	835,270
FROM DISTRIBUTIONS
Distributions to shareholders	(105,004)	(85,865)
Net decrease in net assets from distributions	(105,004)	(85,865)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	1,614,633	466,240
Proceeds from reinvestment of distributions	67,404	53,291
Redemption of shares (see note 5)	(647,692)	(314,106)
Net increase from capital share transactions	1,034,345	205,425
Total increase in net assets	1,653,166	954,830
NET ASSETS
Beginning of year	6,031,946	5,077,116
End of year	$7,685,112	$6,031,946

TRANSACTIONS IN SHARES
Shares sold	164,274	54,078
Shares issued in reinvestment of distributions	6,892	6,098
Less shares redeemed	(64,696)	(37,419)
Net increase from capital share transactions	106,470	22,757

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2024

1. Description of Organization

Description of business. The Oberweis Funds (the ‘‘Trust’’) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund (collectively, ‘‘the Funds’’) are each a series of the Trust. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are each an investment company and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

Investment valuation. Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (‘‘NYSE’’) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis Global Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund and the Oberweis Focused International Growth Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Fair value measurements. In accordance with Financial Accounting Standards Board (‘‘FASB’’) guidance, the Funds utilize the ‘‘Fair Value Measurements and Disclosures’’ to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

-Level 1— Quoted prices in active markets for identical securities.

-Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).

-Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2024 (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2024:

	Micro-Cap Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$640,278,367	$1,385,849,490

Total Level 1	640,278,367	1,385,849,490
Level 2	-	-
Level 3	-	-
Total Investments	$640,278,367	$1,385,849,490

	Global Opportunities Fund	China Opportunities Fund	International Opportunities Fund
Level 1 - Equities
Total Asia	$3,401,211	$37,121,173	$-
Total Australia	-	-	8,163,825
Total Europe	13,594,793	-	188,760,628
Total North America	34,242,764	-	45,858,997
Total Short-Term Investments	-	41,038	3,710,329
Total Level 1	51,238,768	37,162,211	246,493,779
Level 2 – Equities/Rights
Total Asia	4,398,836	-	92,857,732
Total Level 2	4,398,836	-	92,857,732
Level 3	-	-	-
Total Investments	$55,637,604	$37,162,211	$339,351,511

Focused International Growth Fund
Level 1 - Equities
Total Australia	$219,389
Total Europe	5,326,757
Total North America	580,134
Total Short-Term Investments	164,739
Total Level 1	6,291,019
Level 2 - Equities
Total Asia	1,298,233
Total Level 2	1,298,233
Level 3	-
Total Investments	$7,589,252

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2024 (continued)

The Funds’ assets include certain foreign securities for which a third-party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold.

Foreign currency transactions. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks associated with foreign securities and currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Fund Foreign Taxation. The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Fund expense allocations. The Funds account separately for the assets, liabilities and operations of each Fund. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.

Federal income taxes and dividends to shareholders. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended (‘‘the Code’’), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2024. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (‘‘GAAP’’). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP.

Dividends and Distributions to Shareholders. The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

As of December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2024 (continued)

For the year ended December 31, 2024, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, passive foreign investment company (‘‘PFIC’’) adjustments and the tax practice known as equalization, were identified and reclassified among the components of the Funds’ net assets.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid in capital and accumulated earnings (loss) as follows:

	Increases/(Decreases)
		Accumulated
	Capital	Earnings (Loss)
Micro-Cap Fund	$(4,139,810)	$4,139,810
Small-Cap Opportunities Fund	(4,043,569)	4,043,569
Global Opportunities Fund	(206,168)	206,168
China Opportunities Fund	-	-
International Opportunities Fund	(10,366,509)	10,366,509
Focused International Growth Fund	-	-

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$16,067,131	$16,067,131
Small-Cap Opportunities Fund	-	10,914,395	10,914,395
Global Opportunities Fund	-	-	-
China Opportunities Fund	798,634	-	798,634
International Opportunities Fund	9,006,937	-	9,006,937
Focused International Growth	105,004	-	105,004

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

	Distributions	Distributions
	Paid from	Paid from	Total
	Ordinary	Net Long-Term	Distributions
	Income	Capital Gains	Paid
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	-	-	-
Global Opportunities Fund	-	-	-
China Opportunities Fund	231,757	-	231,757
International Opportunities Fund	498,938	-	498,938
Focused International Growth	85,865	-	85,865

As of December 31, 2024, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Micro-Cap Fund	$-	$-	$-
Small-Cap Opportunities Fund	-	-	-
Global Opportunities Fund	401,637	-	401,637
China Opportunities Fund	28,574,488	-	28,574,488
International Opportunities Fund	200,751,511	-	200,751,511
Focused International Growth	1,259,203	-	1,259,203

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2024, the funds utilized the following amounts of capital loss carryover.

	Short-Term	Long-Term
Micro-Cap Fund	$11,637,484	$-
Small-Cap Opportunities Fund	14,718,772	-
Global Opportunities Fund	6,918,947	-
China Opportunities Fund	13,239	817,627
International Opportunities Fund	18,138,200	9,221,762
Focused International Growth	276,758	59,304

Qualified Late-Year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2024, Qualifed late-year losses treated arising on January 1, 2025 are as follows:

Late-Year Losses
Micro-Cap Fund	$-
Small-Cap Opportunities Fund	-
Global Opportunities Fund	-
China Opportunities Fund	-
International Opportunities Fund	16,936
Focused International Growth	443

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2024, Post October capital losses treated arising on January 1, 2025 was as follows:

Post-Oct Losses
Micro-Cap Fund	$7,473,560
Small-Cap Opportunities Fund	29,871,475
Global Opportunities Fund	-
China Opportunities Fund	-
International Opportunities Fund	-
Focused International Growth	-

As of December 31, 2024 the cost of investments for federal income tax purposes are as follows:

			Gross
	Cost of		Unrealized
	Investments	Gross	Gross
	for Federal	Unrealized	Unrealized	Unrealized
	Tax Purposes	Appreciation	(Depreciation)	Appreciation
Micro-Cap Fund	$469,259,303	$196,384,552	$(25,365,488)	$171,019,064
Small-Cap Opportunities Fund	1,198,432,049	248,534,358	(61,116,917)	187,417,441
Global Opportunities Fund	46,726,597	12,011,976	(3,100,969)	8,911,007
China Opportunities Fund	32,467,968	7,119,768	(2,425,525)	4,694,243
International Opportunities Fund	297,756,512	51,392,899	(9,797,900)	41,594,999
Focused International Growth	6,924,493	977,922	(313,163)	664,759

As of December 31, 2024 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments	Unrealized Appreciation / (Depreciation) foreign currency translations and India sales tax	Total Accumulated Earnings (Losses)
Micro-Cap Fund	$-	$-	$(7,473,560)	$171,019,064	$-	$163,545,504
Small-Cap Opportunities Fund	-	-	(29,871,475)	187,417,441	-	157,545,966
Global Opportunities Fund	-	-	(401,637)	8,911,007	(47,566)	8,461,804
China Opportunities Fund	228,686	-	(28,574,488)	4,694,243	149	(23,651,410)
International Opportunities Fund	-	-	(200,768,447)	41,594,999	(131,231)	(159,304,679)
Focused International Growth	-	-	(1,259,646)	664,759	(278)	(595,165)

Accumulated capital and other losses consists of timing differences related to wash sales, PFICs and capital loss carryforwards.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and, as of December 31, 2024, open Federal tax years include the tax years ended 2021 through 2024. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications. Under the Trust’s organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (‘‘OAM’’) as the Funds’ investment advisor and manager. Oberweis Securities, Inc. (‘‘OSI’’), the Funds’ principal distributor, is an affiliate of OAM.

Investment advisory agreement. Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Small-Cap Opportunities Funds and Global Opportunities Fund and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. The Global Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. For investment advisory and management services, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund paid monthly investment advisory and management fees at an annual rate equal to 1.19%, 1.00% and .80% of average daily net assets, respectively. The China Opportunities Fund advisory rate was 1.25% for the period from January 2024 till September 2024 and it was changed to 1% for the period from October 2024 till December 2024. For the year ended December 31, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund incurred investment advisory fees totaling $3,185,957, $4,182,646 and $245,831, respectively. For the year ended December 31, 2024, the China Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund incurred investment advisory fees totaling $496,928, $3,554,955 and $55,694, respectively.

Management agreement. For management services and facilities furnished, the Micro-Cap Fund, Small-Cap Opportunities Fund and Global Opportunities Fund, each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, and Global Opportunities Fund incurred management fees totaling $2,123,972, $4,182,646, and $220,831, respectively.

Expense reimbursement. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and Global Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.80% of the first $50 million; plus 1.60% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse Small-Cap Opportunities Fund, China Opportunities Fund, and International Opportunities Fund Investor Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.25%, 2.24%, and 1.35% expressed as a percentage of the Fund’s average daily net assets, respectively. OAM is contractually obligated to reduce its investment and management fees or reimburse the Micro-Cap Fund and the Global Opportunities Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 1.55% of the first $50 million; plus 1.35% of average daily net assets in excess of $50 million. OAM is contractually obligated to reduce its investment and management fees or reimburse the Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund Institutional Class Shares to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.00%, 1.99%, 1.10% and 0.95% expressed as a percentage of the Funds’ average daily net assets, respectively. For the year ended December 31, 2024 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund and the Focused International Growth Fund in the amount of $107,236, $338,745, and $99,200, respectively.

THE OBERWEIS FUNDS

Notes to Financial Statements

December 31, 2024 (continued)

Officers and trustees. Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2024, the Trust made no direct payments to its officers and paid $167,000 to its unaffiliated trustees.

Distribution and shareholder service agreement. The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets of Investor Class Shares as compensation for services. For the year ended December 31, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, and International Opportunities Fund incurred distribution fees totaling $643,621, $891,443, $88,393, $86,731, and $258,433, respectively.

Affiliated Commissions. For the year ended December 31, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

4. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2024, other than money market investments, aggregated $349,937,577 and $264,845,948, respectively, for the Micro-Cap Fund, $1,374,340,968 and $609,014,470, respectively, for the Small-Cap Opportunities Fund, $54,598,859 and $55,080,165, respectively, for the Global Opportunities Fund, $63,989,029 and $74,935,120, respectively, for the China Opportunities Fund, $344,949,948,and $418,441,258, respectively, for the International Opportunities Fund, $5,313,412 and $4,462,207, respectively for the Focused International Growth Fund. The China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund did hold a money market fund that held government securities during the year ended December 31, 2024.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during years when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options during the year ended December 31, 2024.

5. Redemption fee

The Funds are designed for long-term investors. To discourage market timers and short-term and excessive trading, redemptions of the shares of China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund within 90 days of purchase will be subject to a 2.00% redemption fee. The redemption fee is deducted from the redemption proceeds and is retained by the Fund. The redemption fee also applies to exchanges within 90 days of purchase.

Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund and Oberweis Global Opportunities Funds were subject to 1% redemption fees for the period January 01,2024 through February 14, 2024.

The redemption fee is retained by the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund were $22,687, $15,729, $0, $6,857, $250,136 and $0, respectively, for the year ended December 31, 2024, and were recorded as a reduction of the redemption of shares in the Statements of Changes in Net Assets.

6. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2024, the Micro-Cap Fund, Small-Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Focused International Growth Fund did not receive any earnings credits. During the year ended December 31, 2024, the Micro-Cap Fund, Small Cap Opportunities Fund, Global Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Focused International Growth Fund incurred interest charges of $3,917, $0, $1,439, $11,562, $3,675 and $101 respectively, which is included in custodian fees and expenses in the Statements of Operations.

7. Fund Merger

At a meeting held on October 2, 2023, the Oberweis Funds’ Board of Trustees considered a proposal for the reorganization of the Oberweis International Opportunities Fund (the “Acquiring Fund”) and the Oberweis International Institutional Fund (the “Acquired Fund”) into one Fund “ The Oberweis International Opportunities Fund” with two share classes, Investor and Institutional.

The Board of Trustees of the Oberweis Funds determined that the reorganization was in the best interest of the Oberweis International Opportunities Institutional Fund shareholders and approved an Agreement and Plan of Reorganization, which was subsequently approved by the Oberweis Funds’ Board of Trustees on October 2, 2023. The transfer of shareholder assets under the reorganization was tax-free, meaning that neither the shareholders of the Oberweis International Opportunities Fund nor the Oberweis International Opportunities Institutional Fund realized any gains or losses for federal income tax purposes as a result of the transaction. The Reorganization occurred following the close of business on December 22, 2023, whereby the assets and the stated liabilities were transferred to the corresponding Acquiring Fund.

Acquired Fund	Security Shares at Cost	Unrealized Appreciation/ (Depreciation) on Investments	Market Value of Investments	Net Assets

OBIIX	$237,509,318	$38,886,089	$276,395,407	$277,163,154

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger

OBIOX	32,868,556	$115,226,896	$392,390,050

For financial reporting purposes, the Acquiring Fund is deemed to be the accounting survivor and as a result, the Statement of Operations and Financial Highlights reflect the operations of the Acquiring Fund only. The assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the Acquiring Fund has been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund and the Acquiring Fund that have been included in the Acquiring Fund’s Statement of Operations since the Merger Date.

In connection with the Reorganization, the Acquiring Fund was renamed The Oberweis International Opportunities Fund.

Assuming the Reorganization had been completed on January 1, 2023, the beginning of the reporting period, the unaudited pro forma results of operations for the year ended December 31, 2023 would have been as follows:

(Unaudited)
Net investment income	$4,616,342
Net realized and unrealized gain on investments	19,163,772
Net increase in net assets resulting from operations	$23,780,114

8. Segment information

In this reporting period, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to Oberweis Asset Management, Inc., the Funds’ investment advisor, which is the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. Each Fund has determined that it will operate as an operating segment, as the CODM reviews each Fund’s financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and evaluating financial performance.

9. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require recognition or disclosure.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class
				Micro-Cap Fund

				Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$37.61	$31.64	$35.88	$29.10	$22.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.38)	(.29)	(.32)	(.43)	(.26)
Net realized and unrealized gains (losses) on investments	8.99	6.23	(3.52)	15.93	6.96
Total from investment operations	8.61	5.94	(3.84)	15.50	6.70
Redemption fees [a]	-	.03	.03	.02	-
Less distributions:
Distribution from net realized gains on investments	(1.14)	-	(.43)	(8.74)	-
Net asset value at end of year	$45.08	$37.61	$31.64	$35.88	$29.10
Total return (%)	22.87	18.87	(10.60)	53.38	29.91
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$308,437	$236,230	$96,281	$87,603	$45,345
Ratio of gross expenses to average net assets (%)	1.47	1.53	1.53	1.48	1.59
Ratio of net expenses to average net assets (%)[b]	1.47	1.53	1.52	1.48	1.58
Ratio of net investment loss to average net assets (%)	(.90)	(.82)	(1.02)	(1.08)	(1.22)
Portfolio turnover rate (%)	51	58	61	81	92

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class
				Micro-Cap Fund

				Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$38.39	$32.21	$36.43	$29.36	$22.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.28)	(.21)	(.24)	(.33)	(.21)
Net realized and unrealized gains (losses) on investments	9.18	6.36	(3.58)	16.12	7.02
Total from investment operations	8.90	6.15	(3.82)	15.79	6.81
Redemption fees [a]	-	.03	.03	.02	-
Less distributions:
Distribution from net realized gains on investments	(1.14)	-	(.43)	(8.74)	-
Net asset value at end of year	$46.15	$38.39	$32.21	$36.43	$29.36
Total return (%)	23.16	19.19	(10.39)	53.90	30.20
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$349,376	$219,437	$72,507	$50,015	$31,202
Ratio of gross expenses to average net assets (%)	1.22	1.28	1.28	1.23	1.34
Ratio of net expenses to average net assets (%)[b]	1.22	1.28	1.27	1.23	1.33
Ratio of net investment loss to average net assets (%)	(.66)	(.59)	(.76)	(.85)	(.97)
Portfolio turnover rate (%)	51	58	61	81	92

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class
			Small-Cap Opportunities Fund

				Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$22.12	$19.10	$21.54	$18.29	$14.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.14)	(.08)	(.16)	(.28)	(.17)
Net realized and unrealized gains (losses) on investments	3.71	3.09	(2.26)	8.23	4.84
Total from investment operations	3.57	3.01	(2.42)	7.95	4.67
Redemption fees [a]	-	.01	.01	.01	-
Less distributions:
Distribution from net realized gains on investments	(.20)	-	(.03)	(4.71)	(.74)
Net asset value at end of year	$25.49	$22.12	$19.10	$21.54	$18.29
Total return (%)	16.14	15.81	(11.17)	43.57	32.47
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$406,170	$286,616	$94,110	$16,322	$7,767
Ratio of gross expenses to average net assets (%)	1.26	1.32	1.45	1.59	2.03
Ratio of net expenses to average net assets (%)[b]	1.25	1.25	1.25	1.55	1.55
Ratio of net investment loss to average net assets (%)	(.55)	(.38)	(.82)	(1.22)	(1.14)
Portfolio turnover rate (%)	61	71	45	106	147

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class
			Small-Cap Opportunities Fund

				Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$22.62	$19.49	$21.92	$18.51	$14.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.08)	(.03)	(.11)	(.23)	(.13)
Net realized and unrealized gains (losses) on investments	3.79	3.15	(2.30)	8.34	4.89
Total from investment operations	3.71	3.12	(2.41)	8.11	4.76
Redemption fees [a]	-	.01	.01	.01	-
Less distributions:
Distribution from net realized gains on investments	(.20)	-	(.03)	(4.71)	(.74)
Net asset value at end of year	$26.13	$22.62	$19.49	$21.92	$18.51
Total return (%)	16.40	16.06	(10.93)	43.92	32.80
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$1,002,427	$230,715	$62,776	$12,727	$8,866
Ratio of gross expenses to average net assets (%)	1.01	1.07	1.20	1.34	1.78
Ratio of net expenses to average net assets (%)[b]	1.00	1.00	1.00	1.30	1.30
Ratio of net investment loss to average net assets (%)	(.30)	(.15)	(.59)	(.97)	(.89)
Portfolio turnover rate (%)	61	71	45	106	147

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class
			Global Opportunities Fund

			Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$26.78	$25.17	$35.29	$36.51	$24.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.20)	(.18)	(.19)	(.37)	(.32)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.07	1.79	(9.27)	7.99	14.13
Total from investment operations	2.87	1.61	(9.46)	7.62	13.81
Redemption fees [a]	-	-	-	.01	-
Less distributions:
Distribution from net realized gains on investments	-	-	(.66)	(8.85)	(2.12)
Net asset value at end of year	$29.65	$26.78	$25.17	$35.29	$36.51
Total return (%)	10.72	6.40	(26.80)	20.92	55.55
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$35,066	$34,431	$34,968	$53,342	$45,566
Ratio of gross expenses to average net assets (%)	1.48	1.51	1.52	1.38	1.53
Ratio of net expenses to average net assets (%)[b]	1.48	1.50	1.51	1.38	1.53
Ratio of net investment loss to average net assets (%)	(.70)	(.67)	(.73)	(.86)	(1.14)
Portfolio turnover rate (%)	103	95	73	111	129

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class
			Global Opportunities Fund

				Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$27.35	$25.64	$35.84	$36.87	$24.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss[a]	(.13)	(.12)	(.12)	(.26)	(.25)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	3.14	1.83	(9.42)	8.07	14.25
Total from investment operations	3.01	1.71	(9.54)	7.81	14.00
Redemption fees [a]	-	-	-	.01	-
Less distributions:
Distribution from net realized gains on investments	-	-	(.66)	(8.85)	(2.12)
Net asset value at end of year	$30.36	$27.35	$25.64	$35.84	$36.87
Total return (%)	11.01	6.67	(26.61)	21.23	55.94
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$22,289	$18,754	$16,837	$23,518	$17,109
Ratio of gross expenses to average net assets (%)	1.23	1.25	1.28	1.14	1.28
Ratio of net expenses to average net assets (%)[b]	1.23	1.25	1.27	1.13	1.27
Ratio of net investment loss to average net assets (%)	(.43)	(.44)	(.44)	(.61)	(.88)
Portfolio turnover rate (%)	103	95	73	111	129

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class
			China Opportunities Fund

				Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.56	$7.14	$11.51	$17.29	$12.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.01	(.03)	(.08)	(.11)	(.16)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.47	(.53)	(4.20)	(.88)	7.11
Total from investment operations	.48	(.56)	(4.28)	(.99)	6.95
Redemption fees [a]	-	.01	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-	-	(.09)	(4.79)	(1.99)
Dividends from net investment income	(.15)	(.03)	-	-	-
Total dividends and distributions	(.15)	(.03)	(.09)	(4.79)	(1.99)
Net asset value at end of year	$6.89	$6.56	$7.14	$11.51	$17.29
Total return (%)	7.29	(7.70)	(37.23)	(5.41)	56.51
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$31,794	$36,390	$45,803	$81,018	$98,527
Ratio of gross expenses to average net assets (%)	2.16	2.16	2.05	1.87	1.95
Ratio of net expenses to average net assets (%)[b]	2.16	2.15	2.03	1.87	1.95
Ratio of net investment gains (losses) to average net assets (%)	.16	(.39)	(.97)	(.63)	(1.11)
Portfolio turnover rate (%)	155	189	254	241	192

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Institutional Class
			China Opportunities Fund

			Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$6.67	$7.27	$11.67	$17.42	$12.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.06	(.01)	(.05)	(.07)	(.13)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.45	(.55)	(4.26)	(.89)	7.15
Total from investment operations	.51	(.56)	(4.31)	(.96)	7.02
Redemption fees [a]	-	.01	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-	-	(.09)	(4.79)	(1.99)
Dividends from net investment income	(.17)	(.05)	-	-	-
Total dividends and distributions	(.17)	(.05)	(.09)	(4.79)	(1.99)
Net asset value at end of year	$7.01	$6.67	$7.27	$11.67	$17.42
Total return (%)	7.61	(7.58)	(36.97)	(5.23)	56.79
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$5,045	$8,883	$10,513	$15,247	$21,497
Ratio of gross expenses to average net assets (%)	1.92	1.90	1.80	1.62	1.69
Ratio of net expenses to average net assets (%)[b]	1.92	1.90	1.78	1.62	1.69
Ratio of net investment gains (losses) to average net assets (%)	.87	(.10)	(.62)	(.38)	(.85)
Portfolio turnover rate (%)	155	189	254	241	192

Notes:

[a]	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each year is as follows:

Investor Class
			International Opportunities Fund

			Years Ended December 31,
	2024	2023	2022	2021	2020
Net asset value at beginning of year	$17.42	$16.68	$26.50	$31.52	$19.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[a]	.24	.11	.11	(.26)	(.16)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	1.07	.70	(9.93)	.72	12.37
Total from investment operations	1.31	.81	(9.82)	.46	12.21
Redemption fees [a]	.01	-	-	-	-
Less dividends and distributions:
Distribution from net realized gains on investments	-	-	-	(5.48)	-
Dividends from net investment income	(.24)	(.07)	-	-	(.12)
Total dividends and distributions	(.24)	(.07)	-	(5.48)	(.12)
Net asset value at end of year	$18.50	$17.42	$16.68	$26.50	$31.52
Total return (%)	7.54	4.89	(37.06)	1.52	62.86
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$93,256	$114,698	$144,970	$310,356	$327,354
Ratio of gross expenses to average net assets (%)	1.45	1.92	1.87	1.77	1.87
Ratio of net expenses to average net assets (%)[b]	1.35	1.59	1.60	1.60	1.60
Ratio of net investment income (loss) to average net assets (%)	1.27	.66	.60	(.79)	(.75)
Portfolio turnover rate (%)	99	103	74	93	130

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the year.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
International Opportunities Fund

	Year Ended December 31, 2024	Period Ended December 31, 2023[c]
Net asset value at beginning of period	$8.50	$8.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) [a]	.13	-
Net realized and unrealized gains on investments and translation of assets and liabilities denominated in foreign currency	.52	.07
Total from investment operations	.65	.07
Redemption fees [a]	.01	-
Less dividends and distributions:
Dividends from net realized gains on investments and foreign currency transactions	-	-
Dividends from net investment income	(.29)	-
Total dividends and distributions	(.29)	-
Net asset value at end of period	$8.87	$8.50
Total return (%)	7.70	.83	[d]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of year (in thousands)	$248,272	$278,822
Ratio of gross expenses to average net assets (%)	1.20	1.10	[e]
Ratio of net expenses to average net assets (%)(b)	1.10	1.09	[e]
Ratio of net investment income to average net assets (%)	1.46	.28	[e]
Portfolio turnover rate (%)	99	103

Notes:

[a]	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
[b]	The ratios in this row reflect the impact, if any, of expense offset arrangements with the custodian and expense reimbursement from the advisor.
[c]	For the period from December 23, 2023 (commencement of operations) through December 31, 2023.
[d]	Not annualized
[e]	Annualized.

THE OBERWEIS FUNDS

Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

Institutional Class
Focused International Growth Fund

	Years Ended December 31,		Period Ended
	2024	2023	December 31, 2022[a]
Net asset value at beginning of period	$8.77	$7.63	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[b]	.15	.12	.07
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currency	.89	1.15	(2.34)
Total from investment operations	1.04	1.27	(2.27)
Redemption fees [b]	-	-	-
Less dividends and distributions:
Dividends from net investment income	(.14)	(.13)	(.10)
Total dividends and distributions	(.14)	(.13)	(.10)
Net asset value at end of period	$9.67	$8.77	$7.63
Total return (%)	11.79	16.60	(22.75)[e]
RATIO/SUPPLEMENTAL DATA:
Net Assets at end of period (in thousands)	$7,685	$6,032	$5,077
Ratio of gross expenses to average net assets (%)	2.37	2.51	1.97 [d]
Ratio of net expenses to average net assets (%)[c]	.95	.95	.95 [d]
Ratio of net investment income to average net assets (%)	1.49	1.47	1.18 [d]
Portfolio turnover rate (%)	66	88	54 [e]

Notes:

[a]	For the period from April 1, 2022 (commencement of operations) through December 31, 2022.
[b]	The net investment income per share data and the redemption fee data were determined using average shares outstanding during the period.
[c]	The ratios in this row reflect the impact, if any, of expense offset arrangements.
[d]	Annualized.
[e]	Not Annualized

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No changes or disagreements to disclose during the period covered by the report.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

No matters were submitted during the period covered by the report to a vote of shareholders.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Remuneration disclosed in the Notes to Financial Statements section in Item 7.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	EXHIBITS.

(a)(1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a)(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds
By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds
Date 03/07/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds
Date 03/07/2025

By (Signature and Title*)	/s/ Eric V. Hannemann
Eric V. Hannemann
Treasurer, The Oberweis Funds
Date 03/07/2025

/*/	Print the name and title of each signing officer under his or her signature.